                                 AIM STOCK FUNDS


                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated November 19, 2004

The following categories are added after the 15th bullet appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" on page 53:

     o    "Insurance company separate accounts;

     o Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

          a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

          b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

          c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

     o Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

     o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA."

The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 62:


               "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."

Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                                 AIM STOCK FUNDS

                             AIM MID CAP STOCK FUND

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated November 19, 2004

The following categories are added after the 15th bullet appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" on page 48:

         o        "Insurance company separate accounts;

         o Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

                  a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

                  b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

                  c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

         o Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

         o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA."


The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 58:


               "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)      TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST               AND/OR                                                         HELD BY TRUSTEE
                                           OFFICER
                                            SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

J. Philip Ferguson(6) - 1945             2005        Senior Vice President and Chief Investment       N/A
Vice President                                       Officer, A I M Advisors Inc.; Director,
                                                     Chairman, Chief Executive Officer, President
                                                     and Chief Investment Officer, A I M Capital
                                                     Management, Inc; Executive Vice President,
                                                     A I M Management Group Inc.

                                                     Formerly:  Senior Vice President, AIM Private
                                                     Asset Management, Inc.; Chief Equity Officer,
                                                     and Senior Investment Officer, A I M Capital
                                                     Management, Inc.; and Managing Partner,
                                                     Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.




                                       2